Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Assets and Liabilities Measured at Fair Value on a Recurring and Non-Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2012
Assets:
Fixed income securities:
U.S. government and agencies	$34,303	$57,784	$—	$92,087
Municipal	—	2,900	—	2,900
Corporate	—	191,656	312	191,968
Foreign government	—	5,264	—	5,264
RMBS	—	29,737	—	29,737
CMBS	—	8,603	—	8,603

Total fixed income securities	34,303	295,944	312	330,559
Short-term investments	18,793	5,410	—	24,203
Separate account assets	1,625,669	—	—	1,625,669

Total recurring basis assets	1,678,765	301,354	312	1,980,431

Total assets at fair value	$1,678,765	$301,354	$312	$1,980,431

% of total assets at fair value	84.7%	15.2%	0.1%	100.0%

Liabilities:
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(314,926)	$(314,926)

Total liabilities at fair value	$—	$—	$(314,926)	$(314,926)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

 The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2011
Assets:
Fixed income securities:
U.S. government and agencies	$36,883	$53,119	$—	$90,002
Municipal	—	2,898	—	2,898
Corporate	—	181,228	598	181,826
Foreign government	—	5,237	—	5,237
RMBS	—	40,186	2,321	42,507
CMBS	—	8,356	—	8,356
ABS	—	2,814	—	2,814

Total fixed income securities	36,883	293,838	2,919	333,640
Short-term investments	1,925	11,049	—	12,974
Separate account assets	1,682,128	—	—	1,682,128

Total recurring basis assets	1,720,936	304,887	2,919	2,028,742

Total assets at fair value	$1,720,936	$304,887	$2,919	$2,028,742

% of total assets at fair value	84.8%	15.0%	0.2%	100.0%
Liabilities:
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(506,678)	$(506,678)

Total liabilities at fair value	$—	$—	$(506,678)	$(506,678)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2012.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
Derivatives embedded in life and annuity contracts—Equity-indexed and forward starting options	$(295,305)	Stochastic cash flow model	Projected option cost	1.0 - 2.0%	1.96%

Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2011	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Corporate	$598	$—	$—	$—	$—
RMBS	2,321	—	—	—	(2,321)

Total recurring Level 3 assets	$2,919	$—	$—	$—	$(2,321)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(506,678)	$131,054	$—	$—	$—

Total recurring Level 3 liabilities	$(506,678)	$131,054	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2012
Assets
Fixed income securities:
Corporate	$—	$—	$—	$(286)	$312
RMBS	—	—	—	—	—

Total recurring Level 3 assets	$—	$—	$—	$(286)	$312

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(11,024)	$71,722	$(314,926)

Total recurring Level 3 liabilities	$—	$—	$(11,024)	$71,722	$(314,926)

(1)

The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts are ceded in accordance with the Company’s reinsurance agreements.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2010	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Corporate	$852	$—	$199	$—	$(10,199)
RMBS	6,880	(4)	(108)	—	(3,577)
CMBS	1,916	—	(49)	—	(1,867)

Total recurring Level 3 assets	$9,648	$(4)	$42	$—	$(15,643)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(494,149)	$(110,951)	$—	$—	$—

Total recurring Level 3 liabilities	$(494,149)	$(110,951)	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2011
Assets
Fixed income securities:
Corporate	$10,000	$—	$—	$(254)	$598
RMBS	—	—	—	(870)	2,321
CMBS	—	—	—	—	—

Total recurring Level 3 assets	$10,000	$—	$—	$(1,124)	$2,919

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$—	$—	$(55,559)	$153,981	$(506,678)

Total recurring Level 3 liabilities	$—	$—	$(55,559)	$153,981	$(506,678)

(1)

The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company’s reinsurance agreements.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2009	Net income (1)	OCI	Purchases, sales, issues and settlements, net	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Assets
Fixed income securities:
Corporate	$1,089	$(1)	$—	$7,740	$—	$(7,976)	$852
RMBS	—	(17)	131	9,459	—	(2,693)	6,880
CMBS	1,158	—	758	—	—	—	1,916

Total recurring Level 3 assets	$2,247	$(18)	$889	$17,199	$—	$(10,669)	$9,648

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$(15,526)	$(4,877)	$—	$—	$(473,746)	$—	$(494,149)

Total recurring Level 3 liabilities	$(15,526)	$(4,877)	$—	$—	$(473,746)	$—	$(494,149)

(1)

The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company’s reinsurance agreements.

Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level 3 Assets and Liabilities Held

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2012	2011	2010
Assets
Fixed income securities:
Corporate	$—	$(2)	$(2)
RMBS	—	(5)	(11)
CMBS	—	—	(1)

Total recurring Level 3 assets	$—	$(7)	$(14)

Liabilities
Contractholder funds:
Derivatives embedded in life and annuity contracts	$131,054	$(110,951)	$(4,877)

Total recurring Level 3 liabilities	$131,054	$(110,951)	$(4,877)